Annual Total Returns [BarChart] - BARON OPPORTUNITY FUND	Jan. 28, 2021
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended December 31, 2020
BARON OPPORTUNITY FUND
Bar Chart Table:
Annual Return 2011	(6.16%)
Annual Return 2012	13.69%
Annual Return 2013	37.55%
Annual Return 2014	(1.67%)
Annual Return 2015	1.20%
Annual Return 2016	(4.84%)
Annual Return 2017	40.51%
Annual Return 2018	8.05%
Annual Return 2019	40.29%
Annual Return 2020	88.75%